Commitments Significant Contracts and Contingencies	12 Months Ended
Aug. 31, 2021
Commitments Significant Contracts and Contingencies
16. Commitments, Significant Contracts and Contingencies

16. Commitments, Significant Contracts and Contingencies

Right of Use Assets - Operating Lease

Corporate offices and R&D lab space is leased in Kelowna, British Columbia, Canada until November 15, 2023, with an optional five-year extension. In addition to minimum lease payments, the lease requires us to pay property taxes and operating costs which are subject to annual adjustments.

	August 31, 2021	August 31, 2020
	$	$
Right of use assets - operating leases:	126,920	160,289
Amortization	(35,879)	(33,369)
Total lease assets	91,041	126,920
Liabilities:	125,431	158,773
Lease payments	(43,950)	(43,764)
Interest accretion	7,912	10,423
Total lease liabilities	89,393	125,431

Operating lease cost	$91,041	$126,920
Operating cash flows for lease	$43,950	$43,764
Remaining lease term	2.1 Years	3.1 Years
Discount rate	7.25%	7.25%

Pursuant to the terms of the Company’s lease agreements in effect at August 31, 2021, the following table summarizes the Company’s maturities of operating lease liabilities:

$
2022	44,599
2023	44,816
2024	7,469
Thereafter	-
Total lease payments	96,884
Less: imputed interest	(7,491)
Present value of operating lease liabilities	89,393
Less: current obligations under leases	(39,404)
Total	49,989